Own Work Capitalized	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Own Work Capitalized

13. Own work capitalized

Own work capitalized consists of costs that are used to develop intangible assets or construct property, plant and equipment. This line item is a contra account to other profit and loss statement captions presented below. For a determination of the net basis of those costs the amounts in the table below needs to be deducted from the respective line items.

	For the year ended
€ thousand	December 31, 2023	December 31, 2022	December 31, 2021
Cost of materials	256	689	1,995
Personnel costs	385	665	1,906
Depreciation, amortization and impairment	89	112	287
Other operating costs	88	101	427
Total	818	1,567	4,615

The following table shows the breakdown of own work capitalized:

	For the year ended
€ thousand	December 31, 2023	December 31, 2022	December 31, 2021
Development costs	0	968	2,845
Property, plant and equipment	818	599	1,770
Total	818	1,567	4,615